CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Goodwill	€ 785,182	€ 785,182
Intangible assets	979,290	837,938
Property, plant and equipment	1,226,630	1,069,652
Investments and other financial assets	42,841	38,716
Deferred tax assets	152,221	73,683
Total non-current assets	3,186,164	2,805,171
Inventories	460,617	420,051
Trade receivables	184,260	231,439
Receivables from financing activities	939,607	966,448
Current tax receivables	12,438	21,078
Other current assets	76,471	92,830
Current financial assets	40,084	11,409
Cash and cash equivalents	1,362,406	897,946
Total current assets	3,075,883	2,641,201
Total assets	6,262,047	5,446,372
Equity and liabilities
Equity attributable to owners of the parent	1,785,186	1,481,290
Non-controlling interests	4,018	5,998
Total equity	1,789,204	1,487,288
Employee benefits	59,985	88,116
Provisions	155,335	165,572
Deferred tax liabilities	113,474	82,208
Debt	2,724,745	2,089,737
Other liabilities	687,462	800,015
Other financial liabilities	2,140	14,791
Trade payables	713,807	711,539
Current tax payables	15,895	7,106
Total equity and liabilities	€ 6,262,047	€ 5,446,372